Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.24650%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,082,938.92

Principal:
Principal Collections	$12,928,900.66
Prepayments in Full	$6,864,709.01
Liquidation Proceeds	$215,274.07
Recoveries	$89,795.74
Sub Total	$20,098,679.48
Collections	$21,181,618.40

Purchase Amounts:
Purchase Amounts Related to Principal	$261,976.80
Purchase Amounts Related to Interest	$1,181.47
Sub Total	$263,158.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,444,776.67

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,444,776.67
Servicing Fee	$342,681.19	$342,681.19	$0.00	$0.00	$21,102,095.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,102,095.48
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,102,095.48
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,102,095.48
Interest - Class A-3 Notes	$527,948.41	$527,948.41	$0.00	$0.00	$20,574,147.07
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$20,284,086.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,284,086.74
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$20,191,188.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,191,188.91
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$20,126,635.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,126,635.58
Regular Principal Payment	$18,469,151.84	$18,469,151.84	$0.00	$0.00	$1,657,483.74
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,657,483.74
Residual Released to Depositor	$0.00	$1,657,483.74	$0.00	$0.00	$0.00
Total		$21,444,776.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,469,151.84
Total					$18,469,151.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,469,151.84	$58.26	$527,948.41	$1.67	$18,997,100.25	$59.93
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$18,469,151.84	$17.55	$975,459.90	$0.93	$19,444,611.74	$18.48

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$195,536,449.41	0.6168342	$177,067,297.57	0.5585719
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$351,146,449.41	0.3335960	$332,677,297.57	0.3160499

Pool Information
Weighted Average APR	3.085%	3.082%
Weighted Average Remaining Term	35.57	34.73
Number of Receivables Outstanding	24,119	23,526
Pool Balance	$411,217,433.19	$390,516,644.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$375,735,863.22	$356,956,199.55
Pool Factor	0.3540403	0.3362179

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$33,560,444.93
Targeted Overcollateralization Amount	$57,839,346.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,839,346.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$429,928.17
(Recoveries)		65	$89,795.74
Net Loss for Current Collection Period			$340,132.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9926%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5729%
Second Prior Collection Period			0.4222%
Prior Collection Period			0.4825%
Current Collection Period			1.0182%
Four Month Average (Current and Prior Three Collection Periods)			0.6239%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,720	$8,297,854.18
(Cumulative Recoveries)			$1,358,869.23
Cumulative Net Loss for All Collection Periods			$6,938,984.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5974%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,824.33
Average Net Loss for Receivables that have experienced a Realized Loss			$4,034.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.10%	191	$4,297,706.28
61-90 Days Delinquent	0.15%	26	$587,080.73
91-120 Days Delinquent	0.04%	7	$145,394.82
Over 120 Days Delinquent	0.07%	14	$287,403.09
Total Delinquent Receivables	1.36%	238	$5,317,584.92

Repossession Inventory:
Repossessed in the Current Collection Period		14	$397,690.43
Total Repossessed Inventory		18	$508,496.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2347%
Prior Collection Period			0.2239%
Current Collection Period			0.1998%
Three Month Average			0.2195%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2612%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	28

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	60	$1,309,078.63
2 Months Extended	97	$2,014,852.82
3+ Months Extended	18	$310,773.03

Total Receivables Extended:	175	$3,634,704.48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer